Auditor's Remuneration - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of auditors remuneration [line items]
Audit related assurance services fee	£ 8.2	£ 7.4	£ 6.8
RELX PLC and RELX NV [member]
Disclosure Of auditors remuneration [line items]
Audit related assurance services fee	£ 0.1	£ 0.1